FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 22,348	$ 17,356
Accumulated depreciation and amortization:	13,688	11,358
Net book value	8,660	5,998
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	17,164	13,283
Accumulated depreciation and amortization:	10,651	8,719
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	889	856
Accumulated depreciation and amortization:	731	648
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	4,295	3,217
Accumulated depreciation and amortization:	$ 2,306	$ 1,991